FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2021
Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets
The carrying values and fair values of financial instruments, by category, are as follows:

			2021		2020
	Level	Carrying value	Fair value	Carrying value	Fair value
		Total	Total	Total	Total
Financial assets (liabilities) measured at FVTPL
Cash and cash equivalents	Level 1	$926.1	$926.1	$946.5	$946.5
Restricted cash	Level 1	11.4	11.4	12.4	12.4
Restricted funds for subscription receipts deposit	Level 2	700.1	700.1	—	—
Equity swap agreements	Level 2	(0.6)	(0.6)	(55.5)	(55.5)
Forward foreign currency contracts	Level 2	7.5	7.5	(7.2)	(7.2)
Contingent consideration arising on business combinations	Level 3	(11.2)	(11.2)	—	—
Derivatives assets (liabilities) designated in a hedge relationship
Foreign currency and interest rate swap agreements	Level 2	5.1	5.1	(0.3)	(0.3)
Forward foreign currency contracts	Level 2	16.5	16.5	(31.6)	(31.6)
Financial assets (liabilities) measured at amortized cost
Accounts receivable(1)	Level 2	478.7	478.7	514.5	514.5
Investment in finance leases	Level 2	128.5	141.0	155.0	183.2
Advances to a portfolio investment	Level 2	11.1	11.1	29.7	29.7
Other assets(2)	Level 2	28.6	29.0	22.1	20.5
Accounts payable and accrued liabilities(3)	Level 2	(674.9)	(674.9)	(709.1)	(709.1)
Liabilities for subscription receipts	Level 2	(714.1)	(714.1)	—	—
Total long-term debt(4)	Level 2	(2,010.9)	(2,216.3)	(2,830.6)	(2,960.4)
Other non-current liabilities(5)	Level 2	(174.2)	(187.4)	(182.0)	(167.9)
Financial assets measured at FVOCI
Equity investments	Level 3	1.5	1.5	3.3	3.3
		$(1,270.8)	$(1,476.5)	$(2,132.8)	$(2,221.9)
(1) Includes trade receivables, accrued receivables and certain other receivables.
(2) Includes non-current receivables and certain other non-current assets.
(3) Includes trade accounts payable, accrued liabilities, interest payable and current royalty obligations.
(4) Excludes lease liabilities. The carrying value of long-term debt excludes transaction costs.
(5) Includes non-current royalty obligations and other non-current liabilities.

Disclosure of fair value measurement of liabilities
The carrying values and fair values of financial instruments, by category, are as follows:

			2021		2020
	Level	Carrying value	Fair value	Carrying value	Fair value
		Total	Total	Total	Total
Financial assets (liabilities) measured at FVTPL
Cash and cash equivalents	Level 1	$926.1	$926.1	$946.5	$946.5
Restricted cash	Level 1	11.4	11.4	12.4	12.4
Restricted funds for subscription receipts deposit	Level 2	700.1	700.1	—	—
Equity swap agreements	Level 2	(0.6)	(0.6)	(55.5)	(55.5)
Forward foreign currency contracts	Level 2	7.5	7.5	(7.2)	(7.2)
Contingent consideration arising on business combinations	Level 3	(11.2)	(11.2)	—	—
Derivatives assets (liabilities) designated in a hedge relationship
Foreign currency and interest rate swap agreements	Level 2	5.1	5.1	(0.3)	(0.3)
Forward foreign currency contracts	Level 2	16.5	16.5	(31.6)	(31.6)
Financial assets (liabilities) measured at amortized cost
Accounts receivable(1)	Level 2	478.7	478.7	514.5	514.5
Investment in finance leases	Level 2	128.5	141.0	155.0	183.2
Advances to a portfolio investment	Level 2	11.1	11.1	29.7	29.7
Other assets(2)	Level 2	28.6	29.0	22.1	20.5
Accounts payable and accrued liabilities(3)	Level 2	(674.9)	(674.9)	(709.1)	(709.1)
Liabilities for subscription receipts	Level 2	(714.1)	(714.1)	—	—
Total long-term debt(4)	Level 2	(2,010.9)	(2,216.3)	(2,830.6)	(2,960.4)
Other non-current liabilities(5)	Level 2	(174.2)	(187.4)	(182.0)	(167.9)
Financial assets measured at FVOCI
Equity investments	Level 3	1.5	1.5	3.3	3.3
		$(1,270.8)	$(1,476.5)	$(2,132.8)	$(2,221.9)
(1) Includes trade receivables, accrued receivables and certain other receivables.
(2) Includes non-current receivables and certain other non-current assets.
(3) Includes trade accounts payable, accrued liabilities, interest payable and current royalty obligations.
(4) Excludes lease liabilities. The carrying value of long-term debt excludes transaction costs.
(5) Includes non-current royalty obligations and other non-current liabilities.

Disclosure of changes in level 3 financial instruments
Changes in level 3 financial instruments are as follows:

Balance as at March 31, 2020	$3.3
Additions – business combinations (Note 4)	(11.5)
Total realized and unrealized losses included in other comprehensive income	(1.8)
Total realized and unrealized gains included in income	0.3
Balance as at March 31, 2021	$(9.7)